Related Parties (in thousands) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP INVSAL | Corning Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master Investment Trust at fair value	$ 487,273	$ 310,647